Share-based compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based compensation
16.	Share-based compensation
On May 26, 2014, the Company adopted its 2014 Equity Incentive Plan (the “2014 Plan”), which permit ted
the grant of restricted shares, restricted share units, options and share appreciation rights to the employees, directors and consultants of the Company. Under the 2014 Plan, a total of 2,627,250 Class A ordinary shares were initially reserved for issuance. The 2014 Plan is valid and effective for a term of 10 years commencing from its adoption. On July 14, 2015, the Board of Director passed a resolution to increase the number of shares reserved for issuance under the 2014 Plan by 957,405 Class A ordinary shares to 3,584,655 Class A ordinary shares.
On July 14, 2015, the Company repurchased and canceled vested 44,000 options held by 3 employees at the price of US$161 per share.
The consideration that exceeded the fair value of the options at the date the repurchase with amount of RMB 482 (US$79) was charged as operating expenses with a corresponding credit to the equity.
On June 13, 2017, the number of ordinary shares reserved for option issuance under the 2014 Plan increased to 5,519,737 Class A ordinary shares. Concurrently, the Company repurchased and canceled 63,545 options held by 5 employees at the price of RMB 4,069 (US$599). The consideration that exceeded the fair value of the options at the date the repurchase with amount of RMB 1,685 (US$248) was charged as operating expenses with a corresponding credit to the equity. After which, a total of 5,456,192 Class A ordinary shares are reserved for option issuance pursuant to the
2014 Plan.
The Company concluded above two repurchases were isolated cases that was not considered as frequent, and the likelihood to recur is remote. Since there is no repurchase obligation in the

2014 Plan, the Company’s such repurchase action does not prevent the awards from being equity-classified.
On July 31, 2018, the Board of Directors of the Company approved its 2018 Share Incentive Plan (
the
“2018 Plan”). Under the 2018 Plan, share-based awards such as share options, restricted shares, restricted share units and share appreciation rights may be granted. The 2018 Plan is valid and effective for a term of ten years commencing from its adoption. The maximum aggregate number of ordinary shares which may be issued pursuant to all share-based awards under the 2018 Plan is (i) initially 5% of total authorized ordinary shares after completion of the Company’s
IPO
, and (ii) an increase not exceeding 1.5% of the total issued and outstanding ordinary shares as of December 31 of the respective preceding year. The aggregate size shall not exceed 5% of the total number of issued and outstanding shares at any given time, and the number of shares reserved for issuance under the 2018 Plan was 2,251,612 as of December 31, 2019.
The Company only granted share options under the 2014 Plan and the 2018 Plan to its employees and directors. The option granted are vested upon satisfaction of service condition, which is generally satisfied over four years. The granted option are annually vested on the last day of each anniversary. There were no other vesting conditions for all the awards under the 2014 Plan and the 2018 Plan.
Share-based compensation expense related to the option awards granted to the employees amounted to RMB 8,518, RMB 45,473 and RMB 26,683 for the years ended December 31, 2017, 2018 and 2019.
The following table sets forth the summary of employee option activity for the years ended December 31, 2017, 2018 and 2019:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		USD	In years	USD’000	USD
Outstanding at January 1, 2017	2,080,015	0.1012	8.21	7,547	1.94
Granted	1,237,584	0.3805			6.26
Repurchased and canceled employee’s vested option	(63,545)	0.0212
Forfeited	(8,500)	0.1106

Outstanding at December 31, 2017	3,245,554	0.2093	8.17	25,272	3.61

Outstanding at January 1, 2018	3,245,554	0.2093	8.17	25,272	3.61
Granted	2,388,750	0.6000			11.74
Forfeited	(653,910)	0.3318

Outstanding at December 31, 2018	4,980,394	0.3806	8.19	35,875	7.13

Outstanding at January 1, 2019	4,980,394	0.3806	8.19	35,875	7.13
Granted	490,759	0.6000			7.27
Exercised	(1,894,994)	0.1484
Forfeited	(937,438)	0.5477
Outstanding at December 31, 2019	2,638,721	0.5288	8.39	11,429	8.76
Vested and expected to vest at December 31, 2019	2,176,647	0.5335	8.41	9,417	8.50
Exercisable at December 31, 2019	597,118	0.5000	8.01	2,603	8.66

The aggregate intrinsic value
per share
is calculated as the difference between the exercise price of the options and the fair value of the underlying shares of RMB 52.21(US$7.99), RMB 52.02(US$7.58) and RMB
34.37
(US$4.86) at December 31, 2017, 2018 and 2019.
The total fair value of share options vested during the years ended December 31, 2017, 2018 and 2019 was RMB 4,925, RMB 14,930 and RMB 48,978, respectively.
As of December 31, 2019, there were RMB 94,632 of unrecognized share-based compensation expenses related to share options granted to the employees, which were expected to be recognized over a weighted-average vesting period of 1.59 years. To the extent the actual forfeiture rate is different from the Company’s estimate, the actual share-based compensation related to these awards may be different from the expectation.
The binomial option pricing model is used to determine the fair value of the share options granted to employees and non-employees.
The fair values of share options granted during the years ended December 31, 2017, 2018 and 2019.

	2017	2018	2019
Expected volatility (iii)	50.15%~51.53%	48.13%~49.11%	45.82%-47.20%
Risk-free interest rate (i)	2.45%~2.67%	2.85%~3.14%	1.75%-2.82%
Exercise multiple	2.8	2.8	2.8
Expected dividend yield (ii)	0%	0%	0%
Contractual term	10	10	10
Expected forfeiture rate (post-vesting)	5%	5%	5%
Exercise price	US$0.20~US$0.60	US$0.60	US$0.60
Fair value of the common share on the date of option grant (US$) (iv)	US$3.72~US$7.99	US$8.25~US$13.39	US$2.90-US$11.94

Notes:
(i)
The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the US Treasury Strip Bond with a maturity life equal to the expected life to expiration.

(ii)	The Company has no history or expectation of paying dividends on its ordinary shares.
(iii)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(iv)
Before the IPO, the estimated fair value of the Company’s ordinary shares at their respective grant dates, was determined with the assistance of an independent third party valuation firm by using income approach.